Reversal of (provision for) credit loss allowance	12 Months Ended
Dec. 31, 2023
Provision for allowance for credit loss [Abstract]
Reversal of (provision for) credit loss allowance
39.	Reversal of (provision for) credit loss allowance
Reversal of (provision for) credit loss allowance on financial assets for the years ended December 31, 2021, 2022 and 2023 are as follows:

	2021		2022	2023
Allowance provided:
Loans at amortized cost	~~W~~	(907,070)	(1,244,351)	(2,114,442)
Other financial assets at amortized cost		(52,162)	(32,831)	(90,770)
Securities at fair value through other comprehensive income		(19,697)	—	(2,271)
Unused credit line and financial guarantee		—	(19,106)	(37,156)
Securities at amortized cost		(5,305)	(538)	—

		(984,234)	(1,296,826)	(2,244,639)

Allowance reversed:
Securities at fair value through other comprehensive income	~~W~~	—	5,013	—
Securities at amortized cost		—	—	136
Unused credit commitment and financial guarantee		9,549	—	—

		9,549	5,013	136

	~~W~~	(974,685)	(1,291,813)	(2,244,503)